Significant Accounting Policies (Details Narrative) ¥ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Accounting Policies [Abstract]
Cash at bank			$ 4.4	¥ 30,200	$ 9.5	¥ 66,800
Cash at bank denominate				101,500		77,700
Cash and cash equivalents				¥ 111,200		¥ 87,600
Variable interest entity			84.40%	84.40%	60.60%	60.60%
Restricted cash		¥ 26,476		¥ 41,779		¥ 26,100
Escrow deposits				3,000
Borrowing with a credit line			$ 2.4	20,000
bank collateral borrowed				15,000
Provision of allowance for current expected credit losses	¥ 34,100
Revenue	¥ 600	900
Contract liabilities balance				1,238		¥ 1,044	¥ 1,800
Deferred government grants		1,400		1,400
Unamortized portion of deferred government grants
Effective income tax rate	50.00%